Borrowing - Contractual maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of maturity analysis for borrowings [Line Items]
Borrowings	$ 3,170,977	$ 3,184,512	$ 3,097,742
Secured debt, scheduled repayments
Disclosure of maturity analysis for borrowings [Line Items]
Secured debt - scheduled repayments and repayments on maturity	1,279,000
Secured debt, scheduled repayments | 1 Year
Disclosure of maturity analysis for borrowings [Line Items]
Secured debt - scheduled repayments and repayments on maturity	294,200
Secured debt, scheduled repayments | 2 Years
Disclosure of maturity analysis for borrowings [Line Items]
Secured debt - scheduled repayments and repayments on maturity	231,600
Secured debt, scheduled repayments | 3 Years
Disclosure of maturity analysis for borrowings [Line Items]
Secured debt - scheduled repayments and repayments on maturity	207,900
Secured debt, scheduled repayments | 4 Years
Disclosure of maturity analysis for borrowings [Line Items]
Secured debt - scheduled repayments and repayments on maturity	160,100
Secured debt, scheduled repayments | 5 Years
Disclosure of maturity analysis for borrowings [Line Items]
Secured debt - scheduled repayments and repayments on maturity	124,900
Secured debt, scheduled repayments | Thereafter
Disclosure of maturity analysis for borrowings [Line Items]
Secured debt - scheduled repayments and repayments on maturity	260,300
Secured debt, repayments on maturity
Disclosure of maturity analysis for borrowings [Line Items]
Secured debt - scheduled repayments and repayments on maturity	793,800
Secured debt, repayments on maturity | 1 Year
Disclosure of maturity analysis for borrowings [Line Items]
Secured debt - scheduled repayments and repayments on maturity	69,000
Secured debt, repayments on maturity | 2 Years
Disclosure of maturity analysis for borrowings [Line Items]
Secured debt - scheduled repayments and repayments on maturity	70,500
Secured debt, repayments on maturity | 3 Years
Disclosure of maturity analysis for borrowings [Line Items]
Secured debt - scheduled repayments and repayments on maturity	274,600
Secured debt, repayments on maturity | 4 Years
Disclosure of maturity analysis for borrowings [Line Items]
Secured debt - scheduled repayments and repayments on maturity	182,000
Secured debt, repayments on maturity | 5 Years
Disclosure of maturity analysis for borrowings [Line Items]
Secured debt - scheduled repayments and repayments on maturity	0
Secured debt, repayments on maturity | Thereafter
Disclosure of maturity analysis for borrowings [Line Items]
Secured debt - scheduled repayments and repayments on maturity	197,700
Public bonds
Disclosure of maturity analysis for borrowings [Line Items]
Bond repayments	1,138,100
Borrowings	1,100,000	1,100,000	1,000,000
Public bonds | 1 Year
Disclosure of maturity analysis for borrowings [Line Items]
Bond repayments	0
Public bonds | 2 Years
Disclosure of maturity analysis for borrowings [Line Items]
Bond repayments	251,100
Public bonds | 3 Years
Disclosure of maturity analysis for borrowings [Line Items]
Bond repayments	687,000
Public bonds | 4 Years
Disclosure of maturity analysis for borrowings [Line Items]
Bond repayments	200,000
Public bonds | 5 Years
Disclosure of maturity analysis for borrowings [Line Items]
Bond repayments	0
Public bonds | Thereafter
Disclosure of maturity analysis for borrowings [Line Items]
Bond repayments	0
Unsecured revolving credit facilities | Parent
Disclosure of maturity analysis for borrowings [Line Items]
Borrowings	229,000
Unsecured revolving credit facilities | 1 Year | Parent
Disclosure of maturity analysis for borrowings [Line Items]
Borrowings	0
Unsecured revolving credit facilities | 2 Years | Parent
Disclosure of maturity analysis for borrowings [Line Items]
Borrowings	0
Unsecured revolving credit facilities | 3 Years | Parent
Disclosure of maturity analysis for borrowings [Line Items]
Borrowings	0
Unsecured revolving credit facilities | 4 Years | Parent
Disclosure of maturity analysis for borrowings [Line Items]
Borrowings	229,000
Unsecured revolving credit facilities | 5 Years | Parent
Disclosure of maturity analysis for borrowings [Line Items]
Borrowings	0
Unsecured revolving credit facilities | Thereafter | Parent
Disclosure of maturity analysis for borrowings [Line Items]
Borrowings	0
Gross Carrying Amount
Disclosure of maturity analysis for borrowings [Line Items]
Borrowings	3,210,926	3,228,654	3,142,177
Gross Carrying Amount | 1 Year
Disclosure of maturity analysis for borrowings [Line Items]
Borrowings	363,200
Gross Carrying Amount | 2 Years
Disclosure of maturity analysis for borrowings [Line Items]
Borrowings	553,200
Gross Carrying Amount | 3 Years
Disclosure of maturity analysis for borrowings [Line Items]
Borrowings	1,169,500
Gross Carrying Amount | 4 Years
Disclosure of maturity analysis for borrowings [Line Items]
Borrowings	542,100
Gross Carrying Amount | 5 Years
Disclosure of maturity analysis for borrowings [Line Items]
Borrowings	124,900
Gross Carrying Amount | Thereafter
Disclosure of maturity analysis for borrowings [Line Items]
Borrowings	458,000
Gross Carrying Amount | Public bonds
Disclosure of maturity analysis for borrowings [Line Items]
Borrowings	$ 1,138,086	$ 1,075,000	$ 1,034,769